Average Annual Total Returns - First Trust Capital Strength ETF	First Trust Capital Strength ETF 1 Year	First Trust Capital Strength ETF 5 Years	First Trust Capital Strength ETF 10 Years	First Trust Capital Strength ETF Since Inception	First Trust Capital Strength ETF Inception Date	First Trust Capital Strength ETF After tax on distributions 1 Year	First Trust Capital Strength ETF After tax on distributions 5 Years	First Trust Capital Strength ETF After tax on distributions 10 Years	First Trust Capital Strength ETF After tax on distributions Since Inception	First Trust Capital Strength ETF After tax on distributions and sale of fund shares 1 Year	First Trust Capital Strength ETF After tax on distributions and sale of fund shares 5 Years	First Trust Capital Strength ETF After tax on distributions and sale of fund shares 10 Years	First Trust Capital Strength ETF After tax on distributions and sale of fund shares Since Inception	The Capital Strength Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year		The Capital Strength Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years		The Capital Strength Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years	The Capital Strength Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	13.07%	13.54%	13.12%	10.38%	Jul. 06, 2006	12.58%	12.94%	12.43%	9.75%	7.70%	10.53%	10.58%	8.41%	13.77%	[1]	14.27%	[1]	[1]	[1]	18.40%	15.22%	13.88%	10.02%

[1]	On June 4, 2013, the Fund’s underlying index changed from the Credit Suisse U.S. Value Index, Powered by HOLTTM to The Capital Strength IndexSM. Since the Fund’s new underlying index had an inception date of March 20, 2013, it was not in existence for some of the periods disclosed.